Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Apr. 11, 2017
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated November 17, 2017 to the Ashmore Funds Prospectus dated April 11, 2017 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”)

This supplement contains information which amends, modifies or supersedes certain information contained in the Prospectus of the Fund dated April 11, 2017 (the “Prospectus”), as supplemented October 3, 2017 and November 9, 2017.

The following changes will be effective as of January 23, 2018:

1.	The first two sentences of the first paragraph of the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” is revised in its entirety as follows.

The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as any issuer included in the MSCI Emerging Market Small Cap Index at the time of purchase, as well as any issuer with a market capitalization that is in the lowest 15% of the market capitalization range of issuers included in the MSCI Emerging Markets Investible Market Index (IMI) at the time of purchase (between $83 million and $3.0 billion as of September 30, 2017).

Ashmore Emerging Markets Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

ASHMORE FUNDS

Supplement dated November 17, 2017 to the Ashmore Funds Prospectus dated April 11, 2017 (as supplemented thereafter)

Disclosure Related to Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”)

This supplement contains information which amends, modifies or supersedes certain information contained in the Prospectus of the Fund dated April 11, 2017 (the “Prospectus”), as supplemented October 3, 2017 and November 9, 2017.

The following changes will be effective as of January 23, 2018:

1.	The first two sentences of the first paragraph of the section entitled “Summary Information About the Funds—Ashmore Emerging Markets Small-Cap Equity Fund—Principal Investment Strategies” is revised in its entirety as follows.

The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as any issuer included in the MSCI Emerging Market Small Cap Index at the time of purchase, as well as any issuer with a market capitalization that is in the lowest 15% of the market capitalization range of issuers included in the MSCI Emerging Markets Investible Market Index (IMI) at the time of purchase (between $83 million and $3.0 billion as of September 30, 2017).